Trade receivables and others - Schedule of Trade Receivables and Others (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure of financial assets [Line Items]
Other receivables	€ 68	€ 741
Other tax credits	333	333
Prepaid expenses	5,678	6,833
VAT refund	1,729	2,208
Trade account receivables	1,469	10,585
Prepayments made to suppliers	1,091	1,114
Receivables and others	10,368	21,815
Research tax credit	34,753	29,821
Receivables and others - non-current	34,753	29,821
Trade receivables and others	45,121	51,636
Research tax credit 2019	16,737
Research tax credit 2020	13,084
Research tax credit, first six months 2021	€ 4,933
IPH6101 agreement, with Sanofi
Disclosure of financial assets [Line Items]
VAT refund		1,400
Trade account receivables		€ 8,400